Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule Of Earnings Per Share, Basic And Diluted

	2014
	Income	Weighted Average Shares Outstanding	Earnings Per Share
Basic:
Net income attributable to controlling interests and available to common stockholders	$37,140
Less: Undistributed earnings allocated to unvested restricted shares	(126)
Net income available to common stockholders	$37,014	44,338,408	$0.83

Diluted:
Effect of dilutive securities:
Add: Undistributed earnings allocated to restricted shares	$126
Stock options added to the denominator under the treasury stock method		117,777
RSUs added to the denominator under the treasury stock method		411,119
Less: Undistributed earnings reallocated to restricted shares	(125)
Net income available to common stockholders and assumed conversions	$37,015	44,867,304	$0.82

	2013			2012
	Income	Weighted Average Shares Outstanding	Earnings Per Share	Income	Weighted Average Shares Outstanding	Earnings Per Share
Basic:
Net income attributable to controlling interests and available to common stockholders	$23,816			$43,591
Less: Undistributed earnings allocated to unvested restricted shares	(672)			(1,497)
Net income available to common stockholders	$23,144	44,371,313	$0.52	$42,094	43,469,175	$0.97

Diluted:
Effect of dilutive securities:
Add: Undistributed earnings allocated to restricted shares	$672			$1,497
Stock options added to the denominator under the treasury stock method		206,322			406,157
Less: Undistributed earnings reallocated to restricted shares	(669)			(1,483)
Net income available to common stockholders and assumed conversions	$23,147	44,577,635	$0.52	$42,108	43,875,332	$0.96